Leases - Cash and Non-cash Impacts Associated with Leases (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 15.1	$ 13.4	$ 43.0	$ 39.4	$ 53.0	$ 46.5
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 6.2	$ 3.8	$ 43.2	$ 22.7	$ 35.3	$ 46.3